Quarterly Report
January 31, 2025
MFS®  Global Total
Return Fund
MWT-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace & Defense – 1.0%
Boeing Co. (a)	9,163	$1,617,453
General Dynamics Corp.	9,799	2,518,147
Honeywell International, Inc.	16,850	3,769,682
L3Harris Technologies, Inc.	13,944	2,956,267
Leidos Holdings, Inc.	7,721	1,096,614
		$11,958,163
Alcoholic Beverages – 1.1%
Ambev S.A.	988,900	$1,878,285
Diageo PLC	163,019	4,882,794
Heineken N.V.	44,082	3,063,928
Kirin Holdings Co. Ltd.	160,500	2,029,044
Pernod Ricard S.A.	13,862	1,573,948
		$13,427,999
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	22,882	$4,386,330
Automotive – 1.4%
Aptiv PLC (a)	74,451	$4,647,231
Compagnie Generale des Etablissements Michelin	144,416	5,007,122
Lear Corp.	33,883	3,188,052
LKQ Corp.	106,331	3,975,716
		$16,818,121
Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	27,913	$800,266
Omnicom Group, Inc.	89,151	7,737,415
		$8,537,681
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	187,480	$15,508,345
CME Group, Inc.	18,792	4,444,684
Euronext N.V.	7,717	895,118
IG Group Holdings PLC	44,327	558,773
		$21,406,920
Business Services – 2.0%
Accenture PLC, “A”	11,997	$4,618,245
Fidelity National Information Services, Inc.	30,922	2,519,215
Fiserv, Inc. (a)	29,400	6,351,576
Secom Co. Ltd.	127,400	4,278,948
Sodexo	79,638	5,882,292
Tata Consultancy Services Ltd.	14,149	670,706
Verisk Analytics, Inc., “A”	3,982	1,144,586
		$25,465,568
Cable TV – 0.6%
Comcast Corp., “A”	233,860	$7,871,728
Chemicals – 0.5%
Nutrien Ltd.	35,979	$1,856,941
PPG Industries, Inc.	39,007	4,500,627
		$6,357,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.0%
Dun & Bradstreet Holdings, Inc.	376,764	$4,634,197
Microsoft Corp.	17,382	7,214,573
		$11,848,770
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	64,062	$4,709,325
Capgemini	40,136	7,315,569
Fujitsu Ltd.	249,400	4,822,865
Hitachi Ltd.	172,400	4,349,784
Hon Hai Precision Industry Co. Ltd.	882,000	4,772,317
NEC Corp.	40,700	4,036,183
Samsung Electronics Co. Ltd.	196,749	7,017,414
		$37,023,457
Construction – 2.1%
Anhui Conch Cement Co. Ltd.	998,500	$2,684,656
Compagnie de Saint-Gobain S.A.	51,693	4,828,730
Heidelberg Materials AG	31,047	4,382,774
Masco Corp.	118,388	9,385,801
Stanley Black & Decker, Inc.	20,324	1,789,935
Techtronic Industries Co. Ltd.	246,500	3,309,065
		$26,380,961
Consumer Products – 2.1%
Colgate-Palmolive Co.	78,792	$6,831,266
Kenvue, Inc.	409,425	8,716,658
Kimberly-Clark Corp.	53,912	7,006,943
Reckitt Benckiser Group PLC	54,614	3,598,459
		$26,153,326
Electrical Equipment – 1.9%
Johnson Controls International PLC	113,548	$8,856,744
Legrand S.A.	28,365	2,904,237
Mitsubishi Electric Corp.	317,000	5,221,222
Schneider Electric SE	25,107	6,348,823
		$23,331,026
Electronics – 1.4%
Intel Corp.	132,920	$2,582,636
Kyocera Corp.	312,700	3,225,257
Lam Research Corp.	14,265	1,156,178
MediaTek, Inc.	44,000	1,940,046
NVIDIA Corp.	12,633	1,516,844
NXP Semiconductors N.V.	29,616	6,176,417
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	1,155,240
		$17,752,618
Energy - Independent – 1.7%
Adaro Energy Indonesia TBK PT	2,526,900	$361,207
ConocoPhillips	70,507	6,968,207
EOG Resources, Inc.	4,571	574,986
Expand Energy Corp.	7,332	744,931
Hess Corp.	54,282	7,546,826
Phillips 66	38,873	4,581,961
		$20,778,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.6%
Aker BP ASA	16,470	$344,426
Cenovus Energy, Inc.	33,017	477,529
Eni S.p.A.	526,759	7,424,047
Exxon Mobil Corp.	47,681	5,093,761
PetroChina Co. Ltd.	4,598,000	3,534,699
Petroleo Brasileiro S.A., ADR	85,850	1,219,929
Suncor Energy, Inc.	195,803	7,346,570
TotalEnergies SE	116,102	6,743,885
		$32,184,846
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	31,655	$1,036,043
Food & Beverages – 1.0%
Danone S.A.	35,095	$2,456,782
General Mills, Inc.	100,721	6,057,361
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	156,300	602,336
Nomad Foods Ltd.	35,316	630,744
PepsiCo, Inc.	13,093	1,972,984
WH Group Ltd.	673,000	524,276
		$12,244,483
Food & Drug Stores – 0.9%
Tesco PLC	2,382,407	$10,966,476
Gaming & Lodging – 0.1%
Aristocrat Leisure Ltd.	26,749	$1,252,508
Health Maintenance Organizations – 0.9%
Cigna Group	39,151	$11,518,616
Insurance – 3.7%
Aon PLC	28,369	$10,519,793
China Pacific Insurance Co. Ltd.	195,600	581,134
Chubb Ltd.	27,011	7,343,751
Corebridge Financial, Inc.	122,224	4,126,282
DB Insurance Co. Ltd.	17,374	1,156,797
Hartford Insurance Group, Inc.	19,049	2,124,916
Manulife Financial Corp.	193,766	5,794,248
MetLife, Inc.	34,799	3,010,461
Samsung Fire & Marine Insurance Co. Ltd.	5,262	1,364,775
Sompo Holdings, Inc.	46,200	1,286,141
Travelers Cos., Inc.	5,110	1,252,870
Willis Towers Watson PLC	21,600	7,118,604
		$45,679,772
Internet – 0.3%
Alphabet, Inc., “A”	19,584	$3,995,528
Leisure & Toys – 0.2%
Electronic Arts, Inc.	8,932	$1,097,832
Hasbro, Inc.	18,492	1,069,577
		$2,167,409
Machinery & Tools – 1.2%
Eaton Corp. PLC	8,196	$2,675,502
Finning International, Inc.	20,002	499,448
GEA Group AG	10,483	554,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Kubota Corp.	178,300	$2,232,908
Regal Rexnord Corp.	21,818	3,463,171
Toyota Industries Corp.	53,100	4,428,423
Wabtec Corp.	4,937	1,026,501
		$14,880,783
Major Banks – 7.1%
ABN AMRO Group N.V., GDR	187,411	$3,144,988
Bank of America Corp.	212,594	9,843,102
BNP Paribas S.A.	97,925	6,676,324
DBS Group Holdings Ltd.	191,890	6,298,906
Erste Group Bank AG	38,231	2,357,440
Goldman Sachs Group, Inc.	14,967	9,584,867
JPMorgan Chase & Co.	26,601	7,110,447
Mitsubishi UFJ Financial Group, Inc.	687,100	8,699,301
NatWest Group PLC	2,509,088	13,402,369
PNC Financial Services Group, Inc.	12,620	2,535,989
UBS Group AG	464,452	16,398,987
Wells Fargo & Co.	34,300	2,702,840
		$88,755,560
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	11,911	$2,371,242
McKesson Corp.	2,407	1,431,563
		$3,802,805
Medical Equipment – 1.9%
Becton, Dickinson and Co.	39,946	$9,890,630
Medtronic PLC	144,569	13,129,756
		$23,020,386
Metals & Mining – 1.2%
Glencore PLC	757,277	$3,291,012
Rio Tinto PLC	116,352	7,024,686
Toyota Tsusho Corp.	156,000	2,635,516
Vale S.A.	270,000	2,502,699
		$15,453,913
Network & Telecom – 0.4%
Qualcomm, Inc.	25,210	$4,359,565
Other Banks & Diversified Financials – 2.2%
American Express Co.	3,514	$1,115,519
China Construction Bank Corp.	5,914,000	4,804,428
Julius Baer Group Ltd.	64,404	4,522,929
KB Financial Group, Inc.	22,656	1,420,007
M&T Bank Corp.	8,519	1,714,364
Northern Trust Corp.	119,598	13,429,659
Popular, Inc.	7,837	806,741
Sberbank of Russia PJSC (a)(u)	780,516	0
		$27,813,647
Pharmaceuticals – 4.7%
AbbVie, Inc.	41,335	$7,601,506
Bayer AG	48,322	1,084,797
Johnson & Johnson	88,478	13,461,928
Organon & Co.	180,350	2,806,246
Pfizer, Inc.	492,214	13,053,515
Roche Holding AG	49,486	15,539,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	43,150	$4,680,497
		$58,228,424
Printing & Publishing – 0.4%
Informa PLC	323,993	$3,466,213
Wolters Kluwer N.V.	8,455	1,538,102
		$5,004,315
Railroad & Shipping – 0.4%
Union Pacific Corp.	22,032	$5,459,309
Real Estate – 0.1%
W.P. Carey, Inc., REIT	30,457	$1,702,851
Real Estate - Office – 0.2%
Cousins Properties, Inc., REIT	26,448	$807,458
Highwoods Properties, Inc., REIT	59,613	1,775,871
		$2,583,329
Restaurants – 0.4%
Aramark	109,303	$4,252,980
Texas Roadhouse, Inc.	5,759	1,042,955
		$5,295,935
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	32,297	$1,834,497
Axalta Coating Systems Ltd. (a)	59,123	2,124,881
		$3,959,378
Specialty Stores – 0.6%
Home Depot, Inc.	7,507	$3,092,734
NEXT PLC	8,079	994,523
Ross Stores, Inc.	8,461	1,273,888
Target Corp.	10,688	1,473,982
		$6,835,127
Telecommunications - Wireless – 0.9%
KDDI Corp.	222,200	$7,412,130
T-Mobile USA, Inc.	17,317	4,034,342
		$11,446,472
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	113,039	$1,712,093
Koninklijke KPN N.V.	453,885	1,642,094
Quebecor, Inc., “B”	69,019	1,532,014
		$4,886,201
Tobacco – 1.6%
Altria Group, Inc.	56,745	$2,963,791
British American Tobacco PLC	222,543	8,821,516
Philip Morris International, Inc.	60,565	7,885,563
		$19,670,870
Trucking – 0.0%
C.H. Robinson Worldwide, Inc.	4,938	$491,282

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.4%
CLP Holdings Ltd.		87,000	$722,962
Duke Energy Corp.		31,403	3,516,822
E.ON SE		325,541	3,856,719
Edison International		61,921	3,343,734
Iberdrola S.A.		372,958	5,270,562
National Grid PLC		614,657	7,473,667
PG&E Corp.		364,908	5,710,810
Xcel Energy, Inc.		7,967	535,383
			$30,430,659
Total Common Stocks			$734,624,846
Bonds – 38.3%
Aerospace & Defense – 0.1%
Boeing Co., 6.388%, 5/01/2031		$191,000	$200,970
Boeing Co., 5.805%, 5/01/2050		993,000	934,610
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		160,000	160,043
			$1,295,623
Asset-Backed & Securitized – 3.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)		$7,123,249	$294,375
ACREC 2021-FL1 Ltd., “C”, FLR, 6.566% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,121,811
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		1,624,898	1,624,707
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		470,823	469,480
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		1,280,022	1,270,351
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		645,879	646,886
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.92% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		423,000	419,898
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.507% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,707,721
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.707% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,641,289
AREIT 2022-CRE6 Trust, “B”, FLR, 6.223% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	616,927
AREIT 2022-CRE6 Trust, “C”, FLR, 6.523% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	308,880
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.655% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)		461,798	462,042
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.598%, 4/15/2053 (i)		1,394,964	72,275
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)		5,520,290	307,435
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.586%, 2/15/2054 (i)		5,258,494	378,310
BDS Ltd., 2024-FL13, “A”, FLR, 5.874% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)		187,500	188,454
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.138%, 3/15/2054 (i)		4,581,395	208,709
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.882%, 6/15/2054 (i)		10,632,863	396,228
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)		13,609,644	758,551
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.26%, 8/15/2054 (i)		13,018,537	741,022
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	384,925
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.72% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	347,723
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		528,859	537,602
BX Trust, 2024-PURE, “A”, FLR, 5.205% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,001,000	689,099
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.715% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		$1,400,000	1,337,797
BXMT 2021-FL4 Ltd., “B”, FLR, 5.966% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,996,500	1,828,328
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		367,188	360,199
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		351,711	354,113
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026		49,186	49,205
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		556,356	557,736
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		387,099	385,320
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)		6,739,466	229,048
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)		6,585,560	287,182
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.032%, 6/15/2064 (i)		6,127,698	289,858
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,168,128
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		1,721,000	1,784,347
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	844,157
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		607,994	615,188
Empire District Bondco LLC, 4.943%, 1/01/2033		703,824	700,209

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		$305,000	$306,626
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		144,000	144,068
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	544,173
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		364,160	366,184
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.601% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	576,174
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 5.969% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		1,454,000	1,438,873
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		112,930	113,135
MF1 2021-FL5 Ltd., “AS”, FLR, 5.619% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,360,000	1,355,549
MF1 2021-FL5 Ltd., “C”, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	224,188
MF1 2021-FL6 Ltd., “AS”, FLR, 5.865% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,200,000	2,201,400
MF1 2021-FL6 Ltd., “B”, FLR, 6.065% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,379,872
MF1 2022-FL8 Ltd., “A”, FLR, 5.65% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		458,891	458,904
MF1 2022-FL8 Ltd., “B”, FLR, 6.25% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	596,186
MF1 2024-FL14 LLC, “A”, FLR, 6.036% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		1,593,000	1,594,888
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.281%, 5/15/2054 (i)		4,633,075	247,127
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)		9,338,338	436,239
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)		174,886	175,652
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		628,085	630,027
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,122,134	1,125,133
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		225,090	226,459
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 5.615% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		897,883	896,761
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 5.866% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,392,997
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		1,275,000	1,277,233
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.816% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	695,078
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		617,587	617,852
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		205,112	206,580
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		586,000	586,091
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.495%, 8/15/2054 (i)		6,756,546	467,481
			$46,666,445
Automotive – 0.2%
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,110,000	$1,175,435
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	429,001
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		615,000	616,120
Hyundai Capital America, 6.375%, 4/08/2030 (n)		328,000	343,455
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	380,000	401,965
			$2,965,976
Banks & Diversified Financials (Covered Bonds) – 0.1%
Credit Agricole Home Loan SFH, 3%, 12/11/2032	EUR	300,000	$312,083
Credit Agricole Home Loan SFH, 3.25%, 6/08/2033		400,000	422,015
Credit Mutuel Home Loan SFH, 3%, 7/29/2032		800,000	832,320
			$1,566,418
Broadcasting – 0.1%
Discovery Communications LLC, 4.125%, 5/15/2029		$183,000	$171,364
Walt Disney Co., 3.5%, 5/13/2040		658,000	528,898
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		188,000	166,005
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		31,000	28,600
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		401,000	366,487
			$1,261,354
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$328,000	$344,717
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	276,859
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	705,837
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,033,000	979,805

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$685,000	$683,335
			$2,990,553
Building – 0.1%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$533,000	$513,253
Vulcan Materials Co., 5.7%, 12/01/2054		297,000	290,104
			$803,357
Business Services – 0.4%
Corning, Inc., 3.875%, 5/15/2026	EUR	490,000	$514,263
Euronet Worldwide, Inc., 1.375%, 5/22/2026		825,000	833,153
Experian Finance PLC, 3.51%, 12/15/2033		500,000	524,796
Experian Finance PLC, 3.375%, 10/10/2034		480,000	496,622
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	504,618
Global Payments, Inc., 4.875%, 3/17/2031	EUR	450,000	495,314
Mastercard, Inc., 4.55%, 1/15/2035		$528,000	504,595
Mastercard, Inc., 3.85%, 3/26/2050		395,000	306,336
Teleperformance SE, 4.25%, 1/21/2030	EUR	300,000	312,460
Teleperformance SE, 5.75%, 11/22/2031		600,000	672,980
			$5,165,137
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$579,000	$592,188
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		340,000	255,975
Videotron Ltd., 3.625%, 6/15/2029 (n)		636,000	592,070
Videotron Ltd., 5.7%, 1/15/2035 (n)		453,000	444,957
			$1,885,190
Computer Software – 0.1%
Accenture Capital, Inc., 4.25%, 10/04/2031		$354,000	$341,625
Accenture Capital, Inc., 4.5%, 10/04/2034		236,000	224,567
Microsoft Corp., 2.921%, 3/17/2052		753,000	495,957
Oracle Corp., 4%, 7/15/2046		558,000	428,170
			$1,490,319
Conglomerates – 0.3%
Highland Holdings S.á r.l., 2.875%, 11/19/2027	EUR	480,000	$498,029
nVent Finance S.à r.l., 5.65%, 5/15/2033		$272,000	270,926
Regal Rexnord Corp., 6.05%, 4/15/2028		1,184,000	1,207,398
Veralto Corp., 4.15%, 9/19/2031	EUR	457,000	495,356
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$324,000	327,555
Wurth Finance International B.V., 3%, 8/28/2031	EUR	320,000	333,287
			$3,132,551
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	730,000	$686,780
Haleon Netherlands Capital B.V., 1.25%, 3/29/2026		500,000	510,885
Kenvue, Inc., 5.05%, 3/22/2053		$718,000	664,414
			$1,862,079
Consumer Services – 0.0%
Booking Holdings, Inc., 3.25%, 11/21/2032	EUR	550,000	$569,818
Containers – 0.0%
Verallia S.A., 3.875%, 11/04/2032	EUR	500,000	$523,104
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$516,000	$516,721

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$384,000	$341,912
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	257,643
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	127,979
			$727,534
Emerging Market Quasi-Sovereign – 0.5%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$562,007
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	433,704
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	383,000	405,575
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		782,000	832,311
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$740,000	749,048
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		691,000	478,199
Qatar Petroleum, 3.125%, 7/12/2041		776,000	569,638
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		612,000	572,220
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	1,570,000	1,344,357
			$5,947,059
Emerging Market Sovereign – 5.9%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	6,678,000	$7,014,904
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		1,395,000	1,485,127
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		250,000	268,484
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	523,090
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	931,057
Oriental Republic of Uruguay, 9.75%, 7/20/2033		40,347,000	928,865
People's Republic of China, 3.13%, 11/21/2029	CNY	87,780,000	13,059,080
People's Republic of China, 2.88%, 2/25/2033		91,220,000	13,757,051
People's Republic of China, 2.27%, 5/25/2034		30,000,000	4,357,486
Republic of Chile, 3.75%, 1/14/2032	EUR	334,000	349,084
Republic of Hungary, 4%, 7/25/2029		2,015,000	2,136,315
Republic of Korea, 1.875%, 6/10/2029	KRW	16,236,970,000	10,809,550
Republic of Korea, 1.375%, 6/10/2030		22,811,200,000	14,646,274
Republic of Peru, 5.375%, 2/08/2035		$1,800,000	1,738,922
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,059,047
			$73,064,336
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$263,000	$246,937
Occidental Petroleum Corp., 6.45%, 9/15/2036		663,000	680,134
Pioneer Natural Resources Co., 2.15%, 1/15/2031		715,000	611,365
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		653,000	690,986
			$2,229,422
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$439,000	$425,447
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	300,000	327,761
BP Capital Markets B.V., 0.933%, 12/04/2040		440,000	296,892
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	647,230
Eni S.p.A., 3.875%, 1/15/2034	EUR	410,000	435,661
Exxon Mobil Corp., 1.408%, 6/26/2039		690,000	539,038
			$2,672,029
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$532,642
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		464,000	399,290
CTP N.V., 4.75%, 2/05/2030	EUR	620,000	671,231
CTP N.V., 3.875%, 11/21/2032		240,000	244,861
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$252,000	247,892
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		423,000	438,439

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	600,000	$618,979
			$3,153,334
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	$402,085
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	502,263
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	603,630
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		472,000	460,714
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		630,000	596,894
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	333,261
Diageo Finance PLC, 3.375%, 8/30/2035	EUR	540,000	561,809
Heineken N.V., 3.812%, 7/04/2036		390,000	413,937
JBS USA Food Co., 6.5%, 12/01/2052		$361,000	368,050
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		621,000	571,995
Kerry Group Financial Srvices, 3.75%, 9/05/2036	EUR	480,000	505,130
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$759,000	617,780
Nestle Finance International Ltd., 3.125%, 10/28/2036	EUR	410,000	419,677
Nestle Finance International Ltd., 3.5%, 1/14/2045		400,000	413,134
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$602,000	536,152
Sudzucker International Finance B.V., 4.125%, 1/29/2032	EUR	450,000	467,848
			$7,774,359
Forest & Paper Products – 0.2%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$758,000	$725,744
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		510,000	519,873
Smurfit Kappa Treasury ULC, 3.807%, 11/27/2036	EUR	659,000	691,619
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		$648,000	683,434
			$2,620,670
Gaming & Lodging – 0.2%
IHG Finance LLC, 3.625%, 9/27/2031	EUR	480,000	$500,376
Las Vegas Sands Corp., 6.2%, 8/15/2034		$689,000	693,801
Marriott International, Inc., 2.85%, 4/15/2031		579,000	509,122
Sands China Ltd., 4.375%, 6/18/2030		782,000	729,134
			$2,432,433
Industrial – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$516,912
Prysmian S.p.A., 3.625%, 11/28/2028		480,000	504,161
			$1,021,073
Insurance – 0.3%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	$708,689
Aviva PLC, 6.125%, 9/12/2054	GBP	530,000	653,182
Corebridge Financial, Inc., 4.35%, 4/05/2042		$799,000	666,481
Generali, 4.083%, 7/16/2035	EUR	380,000	402,956
MetLife, Inc., 5.3%, 12/15/2034		$841,000	836,829
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	230,000	241,563
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$656,000	688,154
			$4,197,854
Insurance - Health – 0.1%
Elevance Health, Inc., 5.375%, 6/15/2034		$523,000	$520,636
UnitedHealth Group, Inc., 5.15%, 7/15/2034		851,000	840,996
UnitedHealth Group, Inc., 4.625%, 7/15/2035		184,000	174,237
			$1,535,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$519,000	$514,250
Arthur J. Gallagher & Co., 5%, 2/15/2032		114,000	112,007
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	169,713
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		512,000	499,243
Brown & Brown, Inc., 5.65%, 6/11/2034		467,000	466,669
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	974,000	683,626
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$599,000	612,256
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		614,000	605,944
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		461,000	438,389
			$4,102,097
International Market Quasi-Sovereign – 0.6%
Electricite de France S.A., 6.5%, 11/08/2064	GBP	500,000	$613,230
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	445,000	491,283
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		410,000	429,940
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		650,000	695,349
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		405,000	388,483
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		775,000	805,179
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$590,000	607,628
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	250,000	268,886
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$727,000	610,242
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	240,000	249,607
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		680,000	654,796
RTE Reseau de Transport d'Electricite (French Republic), 3.5%, 10/02/2036		700,000	728,668
Swisscom Finance B.V., 3.5%, 11/29/2031		750,000	799,560
			$7,342,851
International Market Sovereign – 8.6%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	3,523,000	$1,695,713
Commonwealth of Australia, 3%, 3/21/2047		10,684,000	4,934,788
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	3,100,000	3,205,835
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	357,432
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,284,415
Government of Canada, 1.25%, 6/01/2030	CAD	1,367,000	868,687
Government of Canada, 1.5%, 6/01/2031		7,525,000	4,767,102
Government of Canada, 2%, 6/01/2032		9,080,000	5,857,345
Government of Canada, 3.5%, 12/01/2045		1,112,000	797,050
Government of Canada, 1.75%, 12/01/2053		1,131,000	561,963
Government of Japan, 1.2%, 12/20/2034	JPY	698,000,000	4,483,861
Government of Japan, 2.4%, 12/20/2034		1,938,000,000	13,834,092
Government of Japan, 0.3%, 12/20/2039		1,530,000,000	8,121,198
Government of Japan, 2.3%, 3/20/2040		349,150,000	2,441,000
Government of Japan, 1.1%, 6/20/2043		310,000,000	1,761,600
Government of Japan, 0.4%, 3/20/2050		587,400,000	2,510,563
Government of Japan, 0.7%, 12/20/2051		522,900,000	2,340,348
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	8,348,000	8,939,481
Kingdom of Spain, 3.15%, 4/30/2035 (n)		1,881,000	1,958,671
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,982,000	6,540,215
Republic of Iceland, 5%, 11/15/2028	ISK	204,700,000	1,349,032
Republic of Italy, 3.85%, 2/01/2035	EUR	4,299,000	4,583,764
Republic of Italy, 1.45%, 3/01/2036		6,437,000	5,387,109
Republic of Italy, 4.15%, 10/01/2039 (n)		5,963,000	6,380,814
Republic of Italy, 4.3%, 10/01/2054 (n)		265,000	279,604
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	3,144,000	3,884,882
United Kingdom Treasury, 1.25%, 10/22/2041		7,336,000	5,350,645
United Kingdom Treasury, 1.5%, 7/22/2047		1,246,000	817,121
United Kingdom Treasury, 3.75%, 7/22/2052		2,269,000	2,255,949
			$107,550,279

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 1.65%, 6/01/2031	CAD	817,000	$512,253
Province of British Columbia, 3.4%, 5/24/2039	EUR	1,010,000	1,058,265
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	332,237
			$1,902,755
Machinery & Tools – 0.1%
AGCO Corp., 5.8%, 3/21/2034		$426,000	$427,650
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		429,000	434,044
CNH Industrial Capital LLC, 5.5%, 1/12/2029		499,000	508,051
			$1,369,745
Major Banks – 2.3%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	300,000	$325,959
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$516,000	520,436
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		605,000	524,923
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		520,000	506,828
Bankinter S.A., 3.5%, 9/10/2032	EUR	400,000	420,283
Barclays PLC, 5.746%, 7/31/2032	GBP	780,000	977,751
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$671,000	668,649
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,471,000	1,260,029
Danske Bank A.S., 1.549%, 9/10/2027 (n)		543,000	515,601
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		568,000	553,519
Danske Bank A.S., 3.25%, 1/14/2033	EUR	790,000	822,117
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036		120,000	124,656
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$634,000	635,733
Erste Group Bank AG, 3.25%, 1/14/2033	EUR	900,000	932,622
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$442,000	434,317
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		714,000	685,969
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		515,000	510,271
ING Groep N.V., 3.375% to 11/19/2031, FLR (EURIBOR - 3mo. + 1.15%) to 11/19/2032	EUR	500,000	520,866
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$511,000	521,816
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		794,000	665,328
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	460,000	492,701
JPMorgan Chase & Co., 3.588%, 1/23/2036		560,000	586,386
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		$607,000	402,807
mBank S.A., 4.034%, 9/27/2030	EUR	500,000	522,331
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	409,125
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		673,000	647,212
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		466,000	435,024
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		344,000	344,010
Morgan Stanley, 5.213%, 10/24/2035	GBP	774,000	940,634
Nationwide Building Society, 5.532%, 1/13/2033		858,000	1,073,920
NatWest Group PLC, 3.673%, 8/05/2031	EUR	240,000	255,466
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$400,000	425,148
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	530,000	564,794
NatWest Markets PLC, 3.125%, 1/10/2030		730,000	759,544
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$590,000	599,327
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		250,000	251,240
Royal Bank of Canada, 4.875%, 11/01/2030	GBP	520,000	643,982
Société Générale S.A., 3.625% to 11/13/2029, FLR (EURIBOR - 3mo. + 1.35%) to 11/13/2030	EUR	500,000	523,420
Société Générale S.A., 3.75%, 7/15/2031		300,000	313,993
Toronto-Dominion Bank, 4.03%, 1/23/2036		940,000	987,204
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,044,000	1,723,524
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		1,030,000	1,013,096
UniCredit S.p.A., 3.8%, 1/16/2033	EUR	960,000	1,005,885
UniCredit S.p.A., 4.2%, 6/11/2034		590,000	635,215
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$373,000	374,896
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		496,000	437,648
			$28,496,205

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	550,000	$588,469
HCA, Inc., 5.45%, 9/15/2034		$191,000	187,101
HCA, Inc., 5.125%, 6/15/2039		354,000	325,485
ICON Investments Six DAC, 5.809%, 5/08/2027		508,000	516,994
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	437,348
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		808,000	488,668
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	577,300
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	242,626
			$3,363,991
Medical Equipment – 0.1%
Medtronic, Inc., 4.15%, 10/15/2053	EUR	180,000	$194,931
Stryker Corp., 3.625%, 9/11/2036		500,000	523,264
			$718,195
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$372,000	$377,601
Arcelomittal S.A., 3.5%, 12/13/2031	EUR	240,000	244,583
			$622,184
Midstream – 0.4%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$246,000	$252,533
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		550,000	576,394
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		707,000	670,384
Energy Transfer LP, 5.95%, 5/15/2054		466,000	448,358
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		847,848	736,285
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	887,000	582,435
Plains All American Pipeline LP, 5.7%, 9/15/2034		$586,000	586,542
Targa Resources Corp., 4.2%, 2/01/2033		132,000	120,396
Targa Resources Corp., 4.95%, 4/15/2052		488,000	411,857
			$4,385,184
Mortgage-Backed – 4.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$2,496,947	$2,420,534
Fannie Mae, 5.5%, 1/01/2037		8,478	8,581
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		98,632	101,607
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		678,040	672,851
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		761,086	714,114
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,199,381	1,081,174
Fannie Mae, 2%, 12/01/2050 - 6/01/2051		835,460	651,457
Fannie Mae, 3%, 3/01/2052		148,126	126,439
Fannie Mae, TBA, 2%, 2/15/2055		575,000	447,512
Fannie Mae, UMBS, 2%, 3/01/2037 - 7/01/2052		5,233,932	4,248,498
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 6/01/2052		4,625,462	3,810,487
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052		1,345,218	1,152,119
Fannie Mae, UMBS, 1.5%, 4/01/2052		965,650	713,860
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053		788,065	697,937
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 10/01/2054		4,705,837	4,654,607
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		576,170	581,812
Fannie Mae, UMBS, 5%, 4/01/2053		467,431	452,405
Fannie Mae, UMBS, 4.5%, 10/01/2053 - 5/01/2054		388,538	365,953
Freddie Mac, 1.373%, 3/25/2027 (i)		1,523,000	38,860
Freddie Mac, 5.172%, 3/25/2029		676,599	676,598
Freddie Mac, 5.078%, 4/25/2029		1,042,331	1,044,695
Freddie Mac, 4.63%, 10/25/2029		615,367	613,608
Freddie Mac, 1.797%, 4/25/2030 (i)		3,170,226	253,826
Freddie Mac, 1.867%, 4/25/2030 (i)		2,614,093	217,095
Freddie Mac, 1.665%, 5/25/2030 (i)		3,298,344	252,538
Freddie Mac, 1.798%, 5/25/2030 (i)		7,375,798	601,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.341%, 6/25/2030 (i)	$3,056,884	$188,425
Freddie Mac, 1.598%, 8/25/2030 (i)	2,713,457	203,669
Freddie Mac, 1.169%, 9/25/2030 (i)	1,752,322	98,960
Freddie Mac, 1.08%, 11/25/2030 (i)	3,594,105	193,977
Freddie Mac, 0.324%, 1/25/2031 (i)	13,599,963	203,475
Freddie Mac, 0.512%, 3/25/2031 (i)	16,668,211	415,050
Freddie Mac, 0.937%, 7/25/2031 (i)	3,177,082	166,360
Freddie Mac, 0.535%, 9/25/2031 (i)	13,281,588	405,022
Freddie Mac, 0.855%, 9/25/2031 (i)	4,021,884	188,565
Freddie Mac, 0.567%, 12/25/2031 (i)	3,294,996	105,334
Freddie Mac, 0.905%, 9/25/2034 (i)	2,485,542	178,813
Freddie Mac, 4.76%, 10/25/2034	652,409	645,632
Freddie Mac, 5.5%, 7/01/2037	16,775	16,939
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	770,375	747,867
Freddie Mac, 5%, 7/01/2041	269,928	268,999
Freddie Mac, UMBS, 2%, 5/01/2037 - 3/01/2052	2,746,141	2,144,288
Freddie Mac, UMBS, 3.5%, 1/01/2047	549,455	494,314
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052	3,134,987	2,670,760
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	2,015,803	1,649,351
Freddie Mac, UMBS, 4%, 5/01/2052 - 10/01/2052	1,132,096	1,036,788
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 10/01/2054	670,649	631,993
Freddie Mac, UMBS, 5.5%, 10/01/2052 - 4/01/2054	2,338,596	2,311,766
Freddie Mac, UMBS, 6%, 11/01/2052 - 10/01/2053	1,352,375	1,364,773
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 7/01/2054	243,797	250,782
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	694,745	678,484
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2052	1,698,216	1,528,506
Ginnie Mae, 4.713%, 10/20/2045	235,982	228,884
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	3,718,454	3,111,220
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	2,161,362	1,882,641
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	829,520	664,663
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,279,503	1,178,960
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,272,716	1,205,645
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	621,861	619,301
Ginnie Mae, 5.523%, 3/20/2064	506,844	510,423
Ginnie Mae, TBA, 6%, 2/15/2055 - 3/15/2055	250,000	251,900
Ginnie Mae, TBA, 6.5%, 2/15/2055	275,000	280,212
Ginnie Mae, TBA, 5.5%, 2/20/2055 - 3/01/2055	150,000	148,814
UMBS, TBA, 2.5%, 2/13/2055 - 3/25/2055	3,075,000	2,505,335
UMBS, TBA, 6.5%, 2/15/2055 - 3/15/2055	1,750,000	1,792,314
UMBS, TBA, 4.5%, 2/25/2055	475,000	446,982
UMBS, TBA, 2%, 3/25/2055	250,000	194,580
		$60,411,488
Municipals – 0.5%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047	$580,000	$573,981
Connecticut Higher Education Supplemental Loan Authority Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034	620,000	574,787
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	405,000	379,327
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	960,000	875,545
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	1,405,000	1,331,434
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	1,030,000	1,033,406
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	585,000	469,915
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	545,000	553,766
		$5,792,161

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$337,000	$341,117
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	212,999
ENGIE S.A., 4.25%, 1/11/2043		300,000	319,637
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	525,757
Naturgy Finance S.A., 3.25%, 10/02/2030	EUR	400,000	415,055
Vier Gas Transport GmbH, 3.375%, 11/11/2031		700,000	725,672
			$2,540,237
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$530,000	$508,315
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	830,605
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	196,295
			$1,535,215
Network & Telecom – 0.0%
Orange S.A., 1.375%, 9/04/2049	EUR	200,000	$146,123
Oils – 0.0%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	$597,495
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$1,019,757
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	441,675
BPCE S.A., 4.5%, 3/15/2025 (n)		681,000	680,389
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		710,000	586,707
CaixaBank S.A., 3.75%, 1/27/2036	EUR	400,000	416,126
CaixaBank S.A., 4.375% to 8/08/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.95%) to 8/08/2036		400,000	424,995
Commerzbank AG, 3.625%, 1/14/2032		200,000	208,682
Commerzbank AG, 4%, 7/16/2032		400,000	425,009
Commerzbank AG, 3.875%, 10/15/2035		300,000	312,181
Commerzbank AG, 4.125%, 2/20/2037		200,000	207,370
Coventry Building Society, 3.125%, 10/29/2029		310,000	320,511
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$596,000	652,253
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		416,000	428,252
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		650,000	646,086
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	520,000	542,782
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$342,000	345,863
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		253,000	255,517
			$7,914,155
Pharmaceuticals – 0.2%
AbbVie, Inc., 5.35%, 3/15/2044		$342,000	$334,843
AbbVie, Inc., 5.4%, 3/15/2054		427,000	411,942
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		281,000	277,288
Johnson & Johnson, 3.55%, 6/01/2044	EUR	580,000	612,757
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$302,000	311,921
			$1,948,751
Precious Metals & Minerals – 0.0%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$504,000	$512,658
Railroad & Shipping – 0.0%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$590,000	$579,033
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$283,000	$273,188
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		364,000	353,425
Corporate Office Property LP, REIT, 2%, 1/15/2029		217,000	192,763

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		$173,000	$149,346
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		362,000	363,838
Inmobiliaria Colonial Socimi S.A., 3.25%, 1/22/2030	EUR	400,000	415,130
			$1,747,690
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$829,000	$730,555
Lexington Realty Trust Co., 2.7%, 9/15/2030		389,000	338,089
			$1,068,644
Real Estate - Retail – 0.2%
Hammerson PLC, 5.875%, 10/08/2036	GBP	197,000	$236,644
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$1,063,000	881,746
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	400,000	414,113
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$800,000	763,020
			$2,295,523
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	300,000	$317,793
Home Depot, Inc., 4.875%, 2/15/2044		$281,000	258,097
Home Depot, Inc., 3.625%, 4/15/2052		471,000	341,784
			$917,674
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$482,000	$376,371
International Flavors & Fragrances, Inc., 5%, 9/26/2048		400,000	341,747
			$718,118
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$964,000	$701,261
Richemont International S.A., 1.5%, 3/26/2030	EUR	600,000	582,246
			$1,283,507
Supermarkets – 0.1%
Kroger Co., 5.5%, 9/15/2054		$484,000	$453,509
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034	GBP	310,000	370,193
			$823,702
Supranational – 0.6%
European Union, 1.625%, 12/04/2029	EUR	840,000	$836,206
European Union, 3.375%, 11/04/2042		2,487,000	2,606,495
European Union, 2.5%, 10/04/2052		670,000	583,818
European Union, 3.375%, 10/05/2054		3,380,437	3,451,169
			$7,477,688
Telecommunications - Wireless – 0.2%
American Tower Corp., 5.45%, 2/15/2034		$704,000	$705,204
TDF Infrastructure S.A.S., 4.125%, 10/23/2031	EUR	500,000	519,911
T-Mobile USA, Inc., 3.875%, 4/15/2030		$454,000	429,149
T-Mobile USA, Inc., 5.75%, 1/15/2034		164,000	168,464
Vodafone Group PLC, 5.625%, 2/10/2053		507,000	477,954
			$2,300,682
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	310,000	$318,986
TELUS Corp., 2.85%, 11/13/2031	CAD	1,323,000	844,095
			$1,163,081

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	770,000	$817,712
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$669,000	675,920
			$1,493,632
Transportation - Services – 0.4%
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033	EUR	310,000	$349,784
Autostrade per l'Italia S.p.A., 4.625%, 2/28/2036		580,000	622,348
DSV Finance B.V., 3.25%, 11/06/2030		150,000	156,748
DSV Finance B.V., 3.375%, 11/06/2032		100,000	104,520
DSV Finance B.V., 3.375%, 11/06/2034		100,000	103,387
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$346,000	352,110
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		334,000	349,263
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	550,579
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	590,000	617,317
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		450,000	490,611
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		290,000	309,500
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	657,309
United Parcel Service, 5.05%, 3/03/2053		181,000	165,205
			$4,828,681
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$14,650	$14,553
U.S. Treasury Obligations – 0.9%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$4,223,000	$3,729,272
U.S. Treasury Bonds, 4.75%, 11/15/2053		2,905,000	2,870,957
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		3,949,000	3,518,004
U.S. Treasury Notes, 4%, 2/15/2034		1,567,000	1,505,544
			$11,623,777
Utilities - Electric Power – 1.3%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$786,000	$653,625
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		240,000	241,202
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	153,833
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	112,338
Bruce Power LP, 2.68%, 12/21/2028	CAD	767,000	513,376
Bruce Power LP, 4.27%, 12/21/2034		862,000	593,599
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$463,000	454,944
Duke Energy Florida LLC, 6.2%, 11/15/2053		648,000	678,750
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	626,107
Edison International, 4.7%, 8/15/2025		$610,000	607,700
Enel Americas S.A., 4%, 10/25/2026		1,835,000	1,809,074
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	268,284
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	700,000	746,767
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	390,257
Enel S.p.A., 4.5%, 1/14/2174	EUR	1,180,000	1,221,219
Entergy Corp., 0.9%, 9/15/2025		$816,000	797,274
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	434,000	480,758
Eversource Energy, 5.5%, 1/01/2034		$525,000	521,922
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	413,804
Georgia Power Co., 4.95%, 5/17/2033		735,000	719,013
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		548,000	466,851
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)		148,000	144,170
National Grid North America, Inc., 3.724%, 11/25/2034	EUR	900,000	935,527
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$542,000	544,868
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	450,000	475,163
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$248,000	251,541
Pacific Gas & Electric Co., 6.4%, 6/15/2033		240,000	247,220
Pacific Gas & Electric Co., 5.9%, 10/01/2054		335,000	311,627

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		$771,000	$730,308
Xcel Energy, Inc., 4.6%, 6/01/2032		359,000	342,364
Xcel Energy, Inc., 5.5%, 3/15/2034		275,000	272,735
			$16,726,220
Utilities - Water – 0.0%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	490,000	$512,060
Total Bonds			$476,896,651
Preferred Stocks – 0.6%
Consumer Products – 0.5%
Henkel AG & Co. KGaA		76,026	$6,647,460
Metals & Mining – 0.1%
Gerdau S.A.		413,322	$1,217,889
Total Preferred Stocks			$7,865,349
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.2%
Boeing Co., 6%		43,068	$2,583,649
Utilities - Electric Power – 0.3%
NextEra Energy, Inc., 7.234%		65,129	$2,908,661
PG&E Corp., 6%		31,299	1,321,757
			$4,230,418
Total Convertible Preferred Stocks			$6,814,067
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
PG&E Corp., 4.25%, 12/01/2027		$594,000	$604,384
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.41% (v)		18,632,466	$18,636,193
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Goldman Sachs International	$ 5,611,412	EUR 4,940,000	$39,686
Other Assets, Less Liabilities – (0.1)%	(1,835,823)
Net Assets – 100.0%	$1,243,645,353
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,636,193 and $1,226,844,983, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $97,967,256, representing 7.9% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
MIBOR	Mumbai Inter-Bank Offer Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,595,286	USD	1,597,354	Barclays Bank PLC	4/16/2025	$16,722
CHF	2,324,695	USD	2,555,441	HSBC Bank	4/16/2025	17,616
CLP	230,670,610	USD	226,835	JPMorgan Chase Bank N.A.	4/11/2025	8,154
CNH	69,486,779	USD	9,488,841	HSBC Bank	4/16/2025	30,009
CNH	32,218,531	USD	4,399,575	UBS AG	4/16/2025	13,974
COP	2,652,988,459	USD	604,085	Goldman Sachs International	4/11/2025	21,127
DKK	7,971,327	USD	1,095,213	HSBC Bank	4/16/2025	17,572
EUR	819,393	USD	847,165	Barclays Bank PLC	4/16/2025	5,799
EUR	7,485,318	USD	7,740,783	HSBC Bank	4/16/2025	51,208
EUR	335,758	USD	346,580	JPMorgan Chase Bank N.A.	4/16/2025	2,934
EUR	3,645,618	USD	3,781,323	State Street Corp.	4/16/2025	13,656
GBP	2,341,053	USD	2,851,218	Citibank N.A.	4/16/2025	50,788
GBP	1,026,928	USD	1,267,049	State Street Corp.	4/16/2025	5,947
HUF	146,639,765	USD	360,647	State Street Corp.	4/16/2025	10,765
JPY	43,473,718	USD	278,993	HSBC Bank	4/16/2025	3,592
JPY	1,631,829,841	USD	10,452,354	Merrill Lynch International	4/16/2025	154,770
NOK	35,589,221	USD	3,101,887	HSBC Bank	4/16/2025	42,383
NZD	3,626,526	USD	2,030,733	State Street Corp.	4/16/2025	17,442
PEN	1,311,625	USD	350,542	Goldman Sachs International	4/24/2025	1,087
PLN	4,281,221	USD	1,020,675	UBS AG	4/16/2025	29,355
SEK	1,040,672	USD	93,343	HSBC Bank	4/16/2025	915
SGD	1,384,400	USD	1,014,713	State Street Corp.	4/16/2025	6,902
THB	90,915,390	USD	2,684,166	Chase Manhattan Bank	4/23/2025	16,556
USD	774,017	AUD	1,236,326	HSBC Bank	4/16/2025	5,114
USD	6,170,834	CAD	8,875,877	BNP Paribas S.A.	4/16/2025	44,764
USD	391,005	CAD	562,492	Goldman Sachs International	4/16/2025	2,777
USD	1,443,864	CAD	2,063,493	State Street Corp.	4/16/2025	19,655
USD	2,592,052	EUR	2,472,008	Deutsche Bank AG	4/16/2025	18,765
USD	6,186,154	EUR	5,923,986	HSBC Bank	4/16/2025	19,465
USD	1,504,126	EUR	1,440,048	JPMorgan Chase Bank N.A.	4/16/2025	5,079
USD	973,541	GBP	780,000	Barclays Bank PLC	4/16/2025	6,641
USD	1,072,584	GBP	858,000	JPMorgan Chase Bank N.A.	4/22/2025	9,010
USD	584,582	GBP	470,373	Merrill Lynch International	4/16/2025	1,500
USD	3,931,102	GBP	3,155,786	State Street Corp.	4/16/2025	19,141
USD	2,125,585	IDR	34,391,959,456	Citibank N.A.	2/03/2025	15,648
USD	288,085	INR	25,074,171	Barclays Bank PLC	4/15/2025	103
USD	40,571,064	KRW	57,146,770,914	Citibank N.A.	2/03/2025	1,240,871
USD	20,152,950	KRW	28,805,215,457	Citibank N.A.	4/24/2025	258,109
USD	1,632,329	KRW	2,299,340,000	Morgan Stanley Capital Services LLC	2/03/2025	49,851
						$2,255,766
Liability Derivatives
CAD	4,126,530	USD	2,870,774	State Street Corp.	4/16/2025	$(22,671)
CAD	152,222	USD	105,833	UBS AG	4/16/2025	(771)
CNH	1,767,741	USD	244,855	State Street Corp.	4/16/2025	(2,696)
CZK	30,481,792	USD	1,279,133	State Street Corp.	4/16/2025	(22,026)
EUR	794,024	USD	837,193	Barclays Bank PLC	4/16/2025	(10,637)
EUR	929,173	USD	978,333	HSBC Bank	4/16/2025	(11,092)
EUR	1,187,818	USD	1,238,536	Morgan Stanley Capital Services LLC	4/22/2025	(1,645)
EUR	2,822,089	USD	2,938,241	State Street Corp.	4/16/2025	(531)
EUR	1,411,878	USD	1,488,496	UBS AG	4/16/2025	(18,774)
GBP	2,011,583	USD	2,494,106	Morgan Stanley Capital Services LLC	4/16/2025	(517)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
HUF	651,099,910	USD	1,671,264	Deutsche Bank AG	4/16/2025	$(22,145)
IDR	34,391,959,456	USD	2,178,568	Citibank N.A.	2/03/2025	(68,632)
IDR	34,391,959,456	USD	2,117,992	Citibank N.A.	5/05/2025	(14,895)
INR	25,074,171	USD	289,106	Barclays Bank PLC	4/15/2025	(1,124)
KRW	57,146,770,914	USD	39,858,856	Citibank N.A.	2/03/2025	(528,663)
KRW	2,299,340,000	USD	1,617,279	Morgan Stanley Capital Services LLC	2/03/2025	(34,800)
MXN	29,803,134	USD	1,430,062	UBS AG	4/16/2025	(7,667)
MYR	8,757,522	USD	1,992,610	Barclays Bank PLC	3/10/2025	(25,816)
PLN	393,652	USD	97,971	HSBC Bank	4/16/2025	(1,422)
USD	861,594	AUD	1,400,119	State Street Corp.	4/16/2025	(9,177)
USD	292,693	CNH	2,147,367	State Street Corp.	4/16/2025	(1,470)
USD	196,792	CZK	4,862,320	Barclays Bank PLC	4/16/2025	(3,736)
USD	345,359	CZK	8,531,544	Morgan Stanley Capital Services LLC	4/16/2025	(6,493)
USD	2,351,941	EUR	2,273,598	Barclays Bank PLC	4/16/2025	(14,806)
USD	7,681,683	EUR	7,435,609	Deutsche Bank AG	4/16/2025	(58,563)
USD	6,994,973	EUR	6,765,697	HSBC Bank	4/16/2025	(47,914)
USD	3,420,600	EUR	3,306,720	JPMorgan Chase Bank N.A.	4/16/2025	(21,595)
USD	4,768,108	EUR	4,616,718	State Street Corp.	4/16/2025	(37,758)
USD	2,667,435	GBP	2,184,279	State Street Corp.	4/16/2025	(40,230)
USD	245,869	JPY	37,947,856	Morgan Stanley Capital Services LLC	4/16/2025	(798)
USD	1,078,957	SEK	12,028,034	HSBC Bank	4/16/2025	(10,465)
USD	985,555	THB	33,498,810	Barclays Bank PLC	3/17/2025	(8,001)
USD	1,226,813	TWD	40,567,026	Barclays Bank PLC	4/17/2025	(20,695)
						$(1,078,225)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	27	$2,302,343	March – 2025	$52,340
Canadian Treasury Bond 5 yr	Long	CAD	74	5,813,176	March – 2025	57,799
Euro-Bund 10 yr	Short	EUR	166	22,821,057	March – 2025	702,814
Euro-Schatz 2 yr	Short	EUR	35	3,878,346	March – 2025	18,987
Long Gilt 10 yr	Long	GBP	10	1,150,255	March – 2025	31,045
U.S. Treasury Note 2 yr	Long	USD	280	57,575,000	March – 2025	19,891
U.S. Treasury Ultra Note 10 yr	Short	USD	155	17,263,125	March – 2025	343,255
						$1,226,131
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	173	$21,075,186	March – 2025	$(324,966)
Euro-Buxl 30 yr	Short	EUR	6	802,450	March – 2025	(5,490)
U.S. Treasury Bond 30 yr	Long	USD	35	3,986,719	March – 2025	(83,017)
U.S. Treasury Note 10 yr	Long	USD	26	2,829,937	March – 2025	(8,628)
U.S. Treasury Note 5 yr	Long	USD	174	18,511,969	March – 2025	(29,751)
						$(451,852)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$33,475	$—	$33,475
1/10/30	USD	16,300,000	centrally cleared	USA-CPI-U / At Maturity	2.523% / At Maturity	10,605	—	10,605
						$44,080	$—	$44,080
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(5,709)	$91	$(5,618)
6/18/30	INR	504,400,000	centrally cleared	6.043% / Semi-Annually	FBIL MIBOR / Semi-Annually	(3,324)	—	(3,324)
						$(9,033)	$91	$(8,942)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	EUR	830,000	Goldman Sachs International	1.00% / Quarterly	(1)	$(11,884)	$(79,871)	$(91,755)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by SES S.A., 0.875%, 11/04/27, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for whichmay be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings areassigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch,and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highestand lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign arating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate thesecurity, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g.,AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities thatcompose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.   Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At January 31, 2025, the fund had liquid securities with an aggregate value of $1,813,358 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$414,270,644	$—	$—	$414,270,644
United Kingdom	12,743,272	52,367,960	—	65,111,232
France	15,015,398	40,297,929	—	55,313,327
Japan	—	54,657,722	—	54,657,722
Switzerland	15,539,935	25,308,246	—	40,848,181
Canada	17,506,750	—	—	17,506,750
Germany	4,941,516	11,585,064	—	16,526,580
China	11,604,917	602,336	—	12,207,253
South Korea	—	11,995,036	—	11,995,036
Other Countries	22,449,177	38,418,360	0	60,867,537
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	11,638,330	—	11,638,330
Non - U.S. Sovereign Debt	—	201,382,213	—	201,382,213
Municipal Bonds	—	5,792,161	—	5,792,161
U.S. Corporate Bonds	—	73,506,590	—	73,506,590
Residential Mortgage-Backed Securities	—	68,347,671	—	68,347,671
Commercial Mortgage-Backed Securities	—	16,985,239	—	16,985,239
Asset-Backed Securities (including CDOs)	—	21,745,023	—	21,745,023
Foreign Bonds	—	78,143,494	—	78,143,494
Investment Companies	18,636,193	—	—	18,636,193
Total	$532,707,802	$712,773,374	$0	$1,245,481,176
Other Financial Instruments
Futures Contracts – Assets	$1,226,131	$—	$—	$1,226,131
Futures Contracts – Liabilities	(451,852)	—	—	(451,852)
Forward Foreign Currency Exchange Contracts – Assets	—	2,255,766	—	2,255,766
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,078,225)	—	(1,078,225)
Swap Agreements – Assets	—	44,080	—	44,080
Swap Agreements – Liabilities	—	(100,697)	—	(100,697)
For further information regarding security characteristics, see the Portfolio of Investments.  At January 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,790,396	$96,299,180	$96,455,816	$697	$1,736	$18,636,193
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$211,385	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2025, are as follows:
United States	48.8%
United Kingdom	7.4%
Japan	7.3%
France	5.2%
China	4.5%
Canada	4.0%
Switzerland	3.5%
South Korea	3.0%
Italy	2.8%
Other Countries	13.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.